Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 35. Subsequent events
The Company assessed events subsequent to December 31, 2021, to determine the need of a potential recognition or disclosure in these consolidated financial statements. The Company assessed such events through April 26, 2022, date in which these financial statements were made available for issue.
•	On January 3 and 20, 2022 Vista Argentina paid principal and interest for a total amount of 50,600 corresponding to Syndicated Loan.
•
On January 3, 2022, Vista Argentina signed a collateralized loan agreement with Banco Santander International for an amount of 13,500; at an annual fixed interest rate of 2.45% and expiration date as of January 4, 2027.

•	On January 4, 2022 , Vista Argentina paid interest for an amount of 198 corresponding to loan agreement signed with Banco Santander International in July 2021.

•	On January 14, 2022, Vista Argentina signed a loan Agreement with ConocoPhillips BV for an amount of 25,000; at an annual rate LIBOR + 2%, and expiration date as of September 16, 2026.
•
On January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired a 50% operated working interest in the Aguada Federal and Bandurria Norte concessions (“the Assets”), from Wintershall. Vista has agreed to pay a purchase price of 140,000, of which 90,000 was payable on the date of the transaction, and the remaining 50,000 will be payable in 8 (eight) equal quarterly instalments starting April 2022. Additionally, the transaction effectively cancels the carry consideration of 77,000 the Company had assumed on September 16, 2021, mentioned in Note 1.5.

Through the Transaction, Vista acquires 25,231 net acres, increasing its total acreage in Vaca Muerta to 183,084 acres; and also add up to 150 new well locations to its Vaca Muerta portfolio, totaling up to 850 identified new well locations.
The effective date of the Transaction is January 1, 2022. However, the final closing shall take place upon the issuance of a decree by the Province of Neuquén approving the assignment of the Assets to Vista.
On April 1, 2022, Vista Argentina paid the first instalments to Wintershall for an amount of 6,250.

•	On January 20 and 21, 2022 Vista Argentina paid principal and interest for a total amount of 892 corresponding to loan agreement signed with Banco Santander International in January, 2021.

•	On January 31, 2022 Vista Argentina paid principal and interest for a total amount of 1,788 corresponding to loan agreement signed with Banco BBVA Argentina S.A.

•
On February 7, 2022
,
Vista Argentina paid interest for a total amount of 1,071 corresponding to ON II. Likewise, Vista Argentina completely canceled ON IV for an amount in Argentine pesos equivalent to 7,495.

•	On February 21, 2022 , Vista Argentina paid interest for a total amount of 882 corresponding to ON III.

•	On March 2, 2022 , Vista Argentina paid interest for a total amount of 3,053 corresponding to ON XI and ON XII.

•	On March 4, 2022 , Vista Argentina paid interest for a total amount of 80 corresponding to ON VI.

•	On March 10, 2022 , Vista Argentina paid interest for a total amount of 724 corresponding to ON VII and ON VIII.

•	On March 18, 2022, Vista Argentina paid interest for a total amount of 754 corresponding to ON IX and ON X.

•	On March 29 and 30, 2022, Vista Argentina completely paid the loan agreement signed with Bolsas y Mercados Argentinos S.A. for an amount in Argentine pesos equivalent to 10,208.

•	On April 4, 2022, Vista Argentina paid interest for a total amount of 164 corresponding to loan agreement signed with Banco Santander International in July 2021 and January 2022.

•
On April 26, 2022, the Shareholders´ meeting, based on the Company’s individual financial statements, approved the creation of a legal reserve and the creation of a repurchase of own shares reserve for an amount up to US$ 23.84 million to be used for the purchase of the Company’s own shares during 2022. If the maximum amount of funds set aside for the purchase are not entirely used by December 31, 2022, the Company may use the remaining amount to repurchase its own shares during 2023.

There are no other events or transactions between the closing date and the date of issuance of these consolidated financial statements that could significantly affect the Company’s financial position or profit or loss.